Deferred Policy Acquisition Costs, Net of Ceding Commissions (Details) - Schedule of Deferred Policy Acquisition Costs Net of Ceding Commissions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Policy Acquisition Costs Net of Ceding Commissions [Abstract]
Balance at beginning of year	$ 57,941	$ 56,767	$ 49,452
Acquisition costs deferred	82,307	71,373	66,937
Amortization of deferred acquisition costs	(74,976)	(70,199)	(59,622)
Balance at end of year	$ 65,272	$ 57,941	$ 56,767